Average Annual Total Returns			12 Months Ended	25 Months Ended	48 Months Ended	49 Months Ended	60 Months Ended	99 Months Ended	107 Months Ended	120 Months Ended
		Feb. 27, 2025	Dec. 31, 2024	Dec. 31, 2024	Dec. 31, 2024	Dec. 31, 2024	Dec. 31, 2024	Dec. 31, 2024	Dec. 31, 2024	Dec. 31, 2024
Invesco AAA CLO Floating Rate Note ETF | Invesco AAA CLO Floating Rate Note ETF
Prospectus [Line Items]
Average Annual Return, Percent			7.06%	8.05%
Performance Inception Date		Dec. 09, 2022
Invesco AAA CLO Floating Rate Note ETF | Invesco AAA CLO Floating Rate Note ETF | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Percent			4.27%	5.18%
Invesco AAA CLO Floating Rate Note ETF | Invesco AAA CLO Floating Rate Note ETF | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Percent			4.14%	4.92%
Invesco AAA CLO Floating Rate Note ETF | Bloomberg U.S. Aggregate Bond Index (reflects no deduction for fees, expenses or taxes)
Prospectus [Line Items]
Average Annual Return, Percent			1.25%	(0.65%)
Invesco AAA CLO Floating Rate Note ETF | JP Morgan CLOIE AAA Index (reflects no deduction for fees, expenses or taxes)
Prospectus [Line Items]
Average Annual Return, Percent			7.06%	7.95%
Invesco Active U.S. Real Estate ETF | Invesco Active U.S. Real Estate ETF
Prospectus [Line Items]
Average Annual Return, Percent			1.85%				1.86%			4.96%
Performance Inception Date		Nov. 20, 2008
Invesco Active U.S. Real Estate ETF | Invesco Active U.S. Real Estate ETF | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Percent			0.59%				0.64%			3.82%
Invesco Active U.S. Real Estate ETF | Invesco Active U.S. Real Estate ETF | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Percent			1.08%				0.88%			3.38%
Invesco Active U.S. Real Estate ETF | FTSE NAREIT All Equity REITs Index (reflects no deduction for fees, expenses or taxes)
Prospectus [Line Items]
Average Annual Return, Percent			4.92%				3.29%			5.83%
Invesco Active U.S. Real Estate ETF | S&P 500® Index (reflects no deduction for fees, expenses or taxes)
Prospectus [Line Items]
Average Annual Return, Percent			25.02%				14.53%			13.10%
Invesco High Yield Bond Factor ETF | Invesco High Yield Bond Factor ETF
Prospectus [Line Items]
Average Annual Return, Percent			8.20%			3.48%
Performance Inception Date		Dec. 02, 2020
Invesco High Yield Bond Factor ETF | Invesco High Yield Bond Factor ETF | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Percent			5.05%			0.98%
Invesco High Yield Bond Factor ETF | Invesco High Yield Bond Factor ETF | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Percent			4.78%			1.54%
Invesco High Yield Bond Factor ETF | Bloomberg U.S. Aggregate Bond Index (reflects no deduction for fees, expenses or taxes)
Prospectus [Line Items]
Average Annual Return, Percent			1.25%			(2.01%)
Invesco High Yield Bond Factor ETF | Bloomberg U.S. Corporate High Yield 2% Issuer Cap Index (reflects no deduction for fees, expenses or taxes)
Prospectus [Line Items]
Average Annual Return, Percent			8.19%			3.82%
Invesco High Yield Select ETF | Invesco High Yield Select ETF
Prospectus [Line Items]
Average Annual Return, Percent			6.92%	8.11%
Performance Inception Date		Dec. 09, 2022
Invesco High Yield Select ETF | Invesco High Yield Select ETF | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Percent			4.00%	5.07%
Invesco High Yield Select ETF | Invesco High Yield Select ETF | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Percent			4.04%	4.88%
Invesco High Yield Select ETF | Bloomberg U.S. Aggregate Bond Index (reflects no deduction for fees, expenses or taxes)
Prospectus [Line Items]
Average Annual Return, Percent			1.25%	(0.65%)
Invesco High Yield Select ETF | Bloomberg US Corporate High Yield Ba/B 2% Issuer Cap Index (reflects no deduction for fees, expenses or taxes)
Prospectus [Line Items]
Average Annual Return, Percent			6.77%	8.63%
Invesco Municipal Strategic Income ETF | Invesco Municipal Strategic Income ETF
Prospectus [Line Items]
Average Annual Return, Percent			4.50%	4.99%
Performance Inception Date		Dec. 09, 2022
Invesco Municipal Strategic Income ETF | Invesco Municipal Strategic Income ETF | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Percent			4.46%	4.93%
Invesco Municipal Strategic Income ETF | Invesco Municipal Strategic Income ETF | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Percent			4.32%	4.72%
Invesco Municipal Strategic Income ETF | Custom Invesco High Yield Municipal Index (80% S&P Municipal Bond High Yield Index / 20% S&P Municipal Bond Investment Grade Index) (reflects no deduction for fees, expenses or taxes)
Prospectus [Line Items]
Average Annual Return, Percent	[1]		5.67%	5.86%
Invesco Municipal Strategic Income ETF | S&P Municipal Bond Index (reflects no deduction for fees, expenses or taxes)
Prospectus [Line Items]
Average Annual Return, Percent	[2]		1.90%	3.49%
Invesco Municipal Strategic Income ETF | S&P Municipal Bond 50% Investment Grade/50% High Yield Index (reflects no deduction for fees, expenses or taxes)
Prospectus [Line Items]
Average Annual Return, Percent	[1]		4.40%	5.01%
Invesco Municipal Strategic Income ETF | S&P Municipal Bond High Yield Index (reflects no deduction for fees, expenses or taxes)
Prospectus [Line Items]
Average Annual Return, Percent	[2]		6.73%	6.52%
Invesco S&P 500 Downside Hedged ETF | Invesco S&P 500 Downside Hedged ETF
Prospectus [Line Items]
Average Annual Return, Percent			11.89%				7.35%			4.66%
Performance Inception Date		Dec. 06, 2012
Invesco S&P 500 Downside Hedged ETF | Invesco S&P 500 Downside Hedged ETF | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Percent			11.01%				6.79%			3.99%
Invesco S&P 500 Downside Hedged ETF | Invesco S&P 500 Downside Hedged ETF | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Percent			7.03%				5.51%			3.34%
Invesco S&P 500 Downside Hedged ETF | S&P 500® Index (reflects no deduction for fees, expenses or taxes)
Prospectus [Line Items]
Average Annual Return, Percent			25.02%				14.53%			13.10%
Invesco S&P 500 Downside Hedged ETF | S&P 500® Dynamic VEQTOR Index (reflects no deduction for fees, expenses or taxes)
Prospectus [Line Items]
Average Annual Return, Percent			12.60%				7.75%			5.21%
Invesco S&P 500 Downside Hedged ETF | U.S. 3 Month Treasury Bill Index (reflects no deduction for fees, expenses or taxes)
Prospectus [Line Items]
Average Annual Return, Percent			5.01%				2.47%			1.76%
Invesco Short Duration Bond ETF | Invesco Short Duration Bond ETF
Prospectus [Line Items]
Average Annual Return, Percent			5.35%	5.34%
Performance Inception Date		Dec. 09, 2022
Invesco Short Duration Bond ETF | Invesco Short Duration Bond ETF | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Percent			3.04%	3.07%
Invesco Short Duration Bond ETF | Invesco Short Duration Bond ETF | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Percent			3.15%	3.12%
Invesco Short Duration Bond ETF | Bloomberg U.S. Aggregate Bond Index (reflects no deduction for fees, expenses or taxes)
Prospectus [Line Items]
Average Annual Return, Percent			1.25%	(0.65%)
Invesco Short Duration Bond ETF | Bloomberg 1-3 Yr Gov/Credit Index (reflects no deduction for fees, expenses or taxes)
Prospectus [Line Items]
Average Annual Return, Percent			4.36%	4.39%
Invesco Total Return Bond ETF | Invesco Total Return Bond ETF
Prospectus [Line Items]
Average Annual Return, Percent			2.70%				0.48%		2.77%
Performance Inception Date		Feb. 10, 2016
Invesco Total Return Bond ETF | Invesco Total Return Bond ETF | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Percent			0.90%				(0.95%)		1.30%
Invesco Total Return Bond ETF | Invesco Total Return Bond ETF | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Percent			1.60%				(0.21%)		1.51%
Invesco Total Return Bond ETF | Bloomberg U.S. Aggregate Bond Index (reflects no deduction for fees, expenses or taxes)
Prospectus [Line Items]
Average Annual Return, Percent			1.25%				(0.33%)		1.22%
Invesco Ultra Short Duration ETF | Invesco Ultra Short Duration ETF
Prospectus [Line Items]
Average Annual Return, Percent			5.96%				2.73%			2.39%
Performance Inception Date		Feb. 12, 2008
Invesco Ultra Short Duration ETF | Invesco Ultra Short Duration ETF | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Percent			3.68%				1.57%			1.41%
Invesco Ultra Short Duration ETF | Invesco Ultra Short Duration ETF | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Percent			3.49%				1.59%			1.41%
Invesco Ultra Short Duration ETF | Bloomberg U.S. Aggregate Bond Index (reflects no deduction for fees, expenses or taxes)
Prospectus [Line Items]
Average Annual Return, Percent			1.25%				(0.33%)			1.35%
Invesco Ultra Short Duration ETF | ICE BofA US Treasury Bill Index (reflects no deduction for fees, expenses or taxes)
Prospectus [Line Items]
Average Annual Return, Percent	[3]		5.29%				2.47%			1.78%
Invesco Variable Rate Investment Grade ETF | Invesco Variable Rate Investment Grade ETF
Prospectus [Line Items]
Average Annual Return, Percent			6.79%				3.53%	3.21%
Performance Inception Date		Sep. 22, 2016
Invesco Variable Rate Investment Grade ETF | Invesco Variable Rate Investment Grade ETF | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Percent			4.17%				2.14%	1.91%
Invesco Variable Rate Investment Grade ETF | Invesco Variable Rate Investment Grade ETF | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Percent			3.97%				2.10%	1.89%
Invesco Variable Rate Investment Grade ETF | Bloomberg U.S. Aggregate Bond Index (reflects no deduction for fees, expenses or taxes)
Prospectus [Line Items]
Average Annual Return, Percent			1.25%				(0.33%)	0.89%
Invesco Variable Rate Investment Grade ETF | Bloomberg US Floating Rate Note Index (reflects no deduction for fees, expenses or taxes)
Prospectus [Line Items]
Average Annual Return, Percent			6.42%				3.24%	3.01%
Invesco Real Assets ESG ETF | Invesco Real Assets ESG ETF
Prospectus [Line Items]
Average Annual Return, Percent			12.86%		11.33%
Performance Inception Date		Dec. 22, 2020
Invesco Real Assets ESG ETF | Invesco Real Assets ESG ETF | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Percent			11.29%		9.92%
Invesco Real Assets ESG ETF | Invesco Real Assets ESG ETF | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Percent			7.73%		8.36%
Invesco Real Assets ESG ETF | S&P 500® Index (reflects no deduction for fees, expenses or taxes)
Prospectus [Line Items]
Average Annual Return, Percent			25.02%		14.02%
Invesco Real Assets ESG ETF | S&P U.S., Canada & Mexico Real Assets Equity Index (reflects no deduction for fees, expenses or taxes)
Prospectus [Line Items]
Average Annual Return, Percent			11.25%		11.03%

[1]	Effective February 24, 2025, the Fund changed its supplemental benchmark from the S&P Municipal Bond 50% Investment Grade/50% High Yield Index to the Custom Invesco High Yield Municipal Index (80% S&P Municipal Bond High Yield Index / 20% S&P Municipal Bond Investment Grade Index) (“New Blended Index”) to reflect that the New Blended Index more closely reflects the performance of the types of securities in which the Fund invests.
[2]	Effective October 31, 2024, the Fund changed its broad-based securities market benchmark from the S&P Municipal Bond High Yield Index to the S&P Municipal Bond Index to reflect that the S&P Municipal Bond Index can be considered more broadly representative of the overall applicable securities market.
[3]	Prior to July 1, 2022, index returns reflect no deduction for fees, expenses or taxes. Effective July 1, 2022, index returns reflect no deduction for taxes, but include transaction costs (as determined and calculated by the index provider), which may be higher or lower than the actual transaction costs incurred by the Fund.